Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Summary of Significant Accounting Policies and Basis of Presentation
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The condensed consolidated financial statements include the accounts of Senti Biosciences, Inc., and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. We have one business activity and operate in one reportable segment.
Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related price information to give effect to the exchange ratio established in the Merger Agreement.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the valuation of stock-based awards, the accrual for research and development expenses, the valuation of contingent earnout, the valuation of convertible notes, the valuation of common and redeemable convertible preferred stock, the valuation of preferred stock tranche liability, standalone selling price (“SSP”) and the determination of the incremental borrowing rate. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.
Unaudited Interim Condensed Consolidated Financial Statements
The accompanying interim condensed consolidated financial statements and the related footnote disclosures are unaudited. These unaudited interim financial statements have been prepared on the same basis as the audited financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2022 and its results of operations for the three and six months ended June 30, 2022 and 2021, and cash flows for the six months ended June 30, 2022 and 2021. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ended December 31, 2022 or any other period. The December 31, 2021 year-end
condensed consolidated balance sheet was derived from audited annual financial statements but does not include all disclosures from the annual financial statements.
Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 and the related notes included in the Company’s Registration Statement on Form
S-1,
filed with the SEC on June 28, 2022, and amended on July 29, 2022, which provides a more complete discussion of the Company’s accounting policies and certain other information. There have been no material changes to the Company’s significant accounting policies as of and for the three and six months ended June 30, 2022, as compared to the significant accounting policies described in the Company’s audited annual consolidated financial statements as of and for the year ended December 31, 2021, except as discussed below.
Contingent Earnout Equity
In connection with the Reverse Recapitalization and pursuant to the Merger dated as of June 8, 2022 by and among the Merger Sub and Legacy Senti, former holder of the Legacy Senti common stock and Legacy Senti preferred stock are entitled to receive as additional consideration of up to 2,000,000 shares of the Company’s Common Stock (the “Contingent Earnout Shares”), comprised of two separate tranches of 1,000,000 shares per tranche, for no consideration upon the achievement of certain share price milestones within a period of two and three years. If there is a change of control within the three-year period following the closing of the Merger that results in a per share price equal to or in excess of certain share price milestones not previously met, then the Company shall issue the earnout shares to the holders of Legacy Senti common stock and preferred stock. In accordance with ASC
815-40,
Derivatives and Hedging
, as certain terms of the contingent earnout shares were not indexed to the common stock, equity treatment is precluded and liability classification is required at the Reverse Recapitalization date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other (expense) income, net in the condensed consolidated statements of operations and comprehensive loss. A portion of the earnout shares were granted to holders of Legacy Senti common stock that are subject to repurchase so was accounted for as stock-based compensation and as of the date of the Merger and expensed as there was no remaining service period.
The estimated fair value of the Contingent Earnout Shares was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over a three-year period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the current Company common stock price, expected volatility, risk-free rate, expected term and expected dividend yield.

2. Summary of Significant Accounting Policies and Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The consolidated financial statements include the accounts of Senti Biosciences, Inc., and its wholly-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation. We have one business activity and operate in one reportable segment.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the valuation of stock-based awards, the valuation of convertible notes, the valuation of common and redeemable convertible preferred stock, the valuation of preferred stock tranche liability, standalone selling price (“SSP”) and the determination of the incremental borrowing rate. Actual results could differ from those estimates, and such differences could be material to the financial position and consolidated statements of operations and comprehensive loss.
Impact of the
COVID-19
Coronavirus
During 2021, widespread availability of
COVID-19
vaccines in the United States and elsewhere in the world, combined with government assistance programs, fiscal policies and other factors, led to a rebound in the global economy as several states and countries began to re-open
and loosen many
COVID-19
related restrictions. Nonetheless, the
COVID-19
pandemic remains a global health crisis and continues to evolve. Despite the emergence of new variants, increased public safety measures and deployment of vaccines, including vaccine boosters, to slow the spread of the virus have resulted in substantial improvements in the global economy throughout 2021 and into early 2022. As of December 31, 2021, we were operating at pre-pandemic
levels.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist of cash, cash equivalents, and short-term investments that are maintained in checking and money market accounts at one financial institution, which at times, may exceed federally insured limits. The Company’s short-term investments, if any, are limited to certain types of debt securities issued by the U.S. government, its agencies, and institutions with investment-grade credit ratings, and places restrictions on maturities and concentration by type and issuer. The Company believes that it is not exposed to significant credit risk due to the financial position of the institutions in which those deposits and short-term investments are held. As of December 31, 2021 and 2020, the Company has not experienced any credit losses in such accounts or investments.
Cash, Cash Equivalents, and Restricted Cash
Cash equivalents consist of amounts deposited in money market funds and securities with original maturity dates of three months or less, which are stated at fair value.
The Company’s restricted cash consists of cash deposited with a financial institution as collateral for a letter of credit required under the Company’s headquarters and research facility leases. The restricted cash is presented separately from cash and cash equivalents and classified as non-current
on the balance sheet, as the Company expects the cash to remain restricted for a period greater than one year.
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that total to the amounts shown in the consolidated statements of cash flows for the Company:

	December 31,
	2021	2020
Cash and cash equivalents	56,034	30,537
Restricted cash	3,257	497

Total	$59,291	$31,034

Short-term Investments
Investments in marketable securities with original maturities less than 12 months from the balance sheet date, if any, are classified as short-term investments. Investments with original maturities of greater than 12 months from the balance sheet date, if any, are classified as long-term. The Company classifies all of its investments as available-for-sale
and records such assets at estimated fair value in the balance sheet, with unrealized gains and losses, if any, reported as a component of other comprehensive loss within the consolidated statement of operations and comprehensive loss, and as a separate component of stockholders’ equity. These investments consist of corporate debt securities, U.S. Government securities, asset-based securities, and commercial paper, which are subject to minimal credit and market risk. The Company uses the specific identification method to determine the amount of realized gains or losses on sales of marketable securities. Realized gains and losses on sales of securities and declines in the fair value of securities judged to be other than temporary are included in other income or expense. Unrealized gains and losses are included in other comprehensive loss. Interest on available-for-sale
securities is included in interest income in the consolidated statements of operations and comprehensive loss.
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The estimated fair values of the Company’s cash and cash equivalents, restricted cash, trade, and other receivables and accounts payable approximate their carrying values given their short-term nature.
The Company’s convertible notes and preferred stock tranche liability were carried at fair value from the date of issuance through their respective extinguishment in October 2020 and May 2021, and were determined using Level 3 inputs in the fair value hierarchy described above.
Property and Equipment, Net
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

Small equipment	2 years
Computer equipment and software	3 years
Laboratory equipment	5-7 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of the lease term and the useful life
The Company capitalizes certain costs incurred during the construction phase of a project or asset into construction-in-progress.
Once the construction is complete and the asset is placed into service, we transfer its carrying value into the appropriate fixed asset category and begin depreciating the value over its useful life.
When assets are retired or disposed of, any resulting gain or loss is included in net loss. Expenditures for maintenance and repairs are expensed as incurred.
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, such as property and equipment, net, for impairment whenever events or changes in circumstances indicate that the carrying value of assets may not be recoverable.
Recoverability of these assets is measured by comparing their carrying value to the future net undiscounted cash flows the assets are expected to generate over their remaining economic life. If such assets are considered to be impaired, the amount of any impairment is measured as the difference between their carrying value and their fair value. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the revised shorter useful life.
Leases
The Company determines if an arrangement is or contains a lease at inception. Operating leases are recorded on the consolidated balance sheets with right-of-use
assets (“ROU”) representing the Company’s right to use an underlying asset for the lease term and lease liabilities representing the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include the effect of any lease payments made prior to or on lease commencement and excludes lease incentives and initial direct costs incurred, as applicable. As the implicit rate in the Company’s leases is typically unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, the term of the lease, and total lease payments and adjusts for the impacts of collateral as necessary when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease payments are recorded as an expense in the period incurred.
The Company has elected to not separate lease and
non-lease
components for any leases within its existing classes of assets and, as a result, accounts for any lease and non-lease
components as a single lease component. The Company has also elected not to apply the recognition requirement for leases with a term of 12 months or less.
Revenue Recognition
Contract Revenue
Revenue is recognized when a customer obtains control of promised goods or services. The Company applies the following five steps to recognize revenue: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligations are satisfied.
A performance obligation is defined as a promise to transfer a product or a service to a customer that is distinct. A product or a service is distinct if both (i) the customer can benefit from the product or the service either on its own or together with other resources that are readily available to the customer and (ii) the Company’s promise to transfer the product or the service to the customer is separately identifiable from other promises in the contract. Each distinct promise to transfer a product or a service is a unit of accounting for revenue recognition. If a promise to transfer a product or a service is not distinct from other promises in the contract, such promises should be combined into a single performance obligation. The assessment of each of these elements may require significant judgments.
Arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options. If these options provide a material right to the customer, they are considered performance obligations. The identification of material rights requires judgments related to the determination of the value of the underlying license relative to the option exercise price, including assumptions about technical feasibility and the probability of developing a candidate that would be subject to the option rights.
The transaction price is the amount of consideration the Company is entitled to receive in exchange for the transfer of control of a product or a service to a customer. The Company’s agreements may include both fixed and variable consideration. Fixed payments are included in the transaction price, while variable consideration, such as milestone payments and fees for research services, are estimated and constrained (if required) at the inception of the contract and evaluated on a periodic basis thereafter.
If a contract has multiple performance obligations, the Company allocates the transaction price to each distinct performance obligation based on the relative stand-alone selling price (“SSP”) of the performance obligation. The Company determines SSP at contract inception and at contract modification. Determining the SSP for performance obligations requires significant judgment. Changes in the key assumptions used to determine the SSP could have a significant effect on the allocation of arrangement consideration between multiple performance obligations.
For each distinct performance obligation, revenue is recognized as the Company transfers control of the product or the service applicable to such performance obligations. In instances where the Company first receives consideration in advance of satisfying its performance obligation, the Company classifies such consideration as deferred revenue until the Company satisfies such performance obligations. In instances where the Company first satisfies its performance obligation prior to its receipt of consideration, the consideration is a contract asset recorded in prepaid expenses and other current assets on the consolidated balance sheets.
Grant Income
The Company receives government grants that reimburse the Company for certain allowable costs for funded projects. Grant income is recognized on a systematic basis over the period in which the Company recognizes qualified research and development costs that grant is intended to compensate and there is reasonable assurance that the Company will meet the terms and conditions of the grant. This income is recorded as grant income in the consolidated statements of operations and comprehensive loss.
Grant payments received in excess of grant revenue earned are recognized as deferred revenue on the balance sheets, and grant income earned in excess of grant payments received is recognized as trade and other receivables on the consolidated balance sheets.
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development costs consist of salaries and other personnel-related expenses, including associated stock-based compensation, lab supplies and services, in-license
and technology costs, consulting and sponsored research fees, facility costs and depreciation expense.
Nonrefundable advance payments for goods and services that will be used or received in future research and development activities are deferred and recognized as an expense in the period in which the related goods are delivered, or services are performed.

The Company has acquired and may continue to acquire the rights to gene circuit or other technologies from third parties. The upfront payments to acquire a license, product, or rights, as well as any annual maintenance charges and future milestone payments, are immediately recognized as research and development expense provided that there is no alternative future use of the rights in other research and development projects.
Deferred Offering Costs
Deferred offering costs consists of incremental legal, accounting and other fees directly attributable to equity offerings. Deferred offering costs are capitalized within prepaid and other current assets on the consolidated balance sheets and are offset against proceeds of the offering in the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit as a reduction of additional paid-in
capital upon the completion of the equity offering. In the event the equity offering is terminated, all of the deferred offering costs are expensed within the Company’s consolidated statements of operations and comprehensive loss. For the year ended December 31, 2021 the Company expensed $2.2 million of previously deferred offering costs related to the suspended IPO within general and administrative expense on the consolidated statement of operations and comprehensive loss. As of December 31, 2021, the Company has recorded $1.4 million of deferred offering costs related to the pending SPAC merger that is included in prepaids and other current assets. There were no deferred offering costs as of December 31, 2020.
Commitments and Contingencies
The Company recognizes a liability with regard to loss contingencies when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has not recorded any such liabilities as of December 31, 2021 and 2020.
Fair Value Option for Convertible Notes
The Company elected to account for its convertible notes at fair value as of the issuance date in order to measure those liabilities at amounts that more accurately reflect the current economic environment in which the Company operates. Accordingly, the Company recorded these convertible notes issued in August 2020 at fair value with changes in fair value recognized in change in fair value of convertible notes in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed in the period incurred.
Accretion and Classification of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock is recorded based on proceeds received, net of the related preferred stock tranche liability and issuance costs, and is classified outside of stockholders’ deficit on the consolidated balance sheets because the holders of such shares have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company and would require the redemption of the then-outstanding redeemable convertible preferred stock. The Company’s Series A and Series B redeemable convertible preferred stock are subject to liquidation, dissolution, or winding up of the Company, either voluntary or involuntary (Note 6). Because the occurrence of a deemed liquidation event is not currently probable as of December 31, 2021, the carrying values of the redeemable convertible preferred stock are not being accreted to their redemption values. Subsequent adjustments to accrete the carrying values of the redeemable convertible preferred stock to its redemption price would be made only when a deemed liquidation event becomes probable.

Preferred Stock Tranche Liability
The Company’s Series B redeemable convertible preferred stock included an obligation whereby the investors agreed to buy, and the Company agreed to sell additional shares at a fixed price in the event that certain agreed-
upon milestones were achieved or at the election of investors. This obligation was determined to be a freestanding financial instrument that should be accounted for as a liability at fair value (Notes 3 and 6). This preferred stock tranche liability was revalued at each reporting period through settlement with changes in the fair value recorded as a change in preferred stock tranche liability in the consolidated statements of operations and comprehensive loss. The fair value at settlement was reclassified to redeemable convertible preferred stock at such time.

Stock-Based Compensation
The Company recognizes stock-based compensation expense related to employees and non-employees
based on the grant date fair value of the awards. For awards that vest solely based on continued service, stock-based compensation expense is recognized in the consolidated statements of operations using the straight-line method. For performance and market awards, stock-based compensation expense is recognized over the requisite service period using the accelerated attribution method. No compensation expense will be recognized for awards subject to performance conditions until it is probable that the performance condition will be met.
The Company has allowed specified option holders to exercise unvested options. The options that are exercised prior to vesting continue to vest according to the respective option agreement, and such unvested shares are subject to repurchase by the Company at the option holder’s original exercise price in the event the option holder’s service with the Company voluntarily or involuntarily terminates.
The Company records proceeds from the early exercise of options as a current and long-term liability in the consolidated balance sheet, and reclassifies this liability to additional paid-in
capital as the Company’s repurchase right lapses. The shares purchased by the option holders pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares have vested.
Net Loss Per Share
The Company follows the
two-class
method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires loss available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all loss for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by adjusting net loss attributable to common stockholders for an allocation of the undistributed earnings and dividing it by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For purposes of this calculation, the Company’s outstanding stock options, redeemable convertible preferred stock, and potential issuance of redeemable convertible preferred stock under existing preferred stock tranches, are considered potential dilutive common shares.
The Company’s participating securities contractually entitle the holders of such securities to participate in dividends but do not contractually require the holders of such securities to participate in losses of the Company.
Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statement of operations in the period that includes the enactment date.
The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions on the basis of a two-step process whereby (i) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than
 50
percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability. To date, there have been no interest charges or penalties related to unrecognized tax benefits.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326)
, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. For trade receivables and other instruments, a new forward-looking expected loss model that generally results in the earlier recognition of allowances for losses will be required. The Company adopted this standard as of January 1, 2021, which did not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820)
, which eliminates, modifies, and adds disclosure requirements for fair value measurements. The Company adopted this standard as of January 1, 2021, and modified its disclosures accordingly. The standard did not have a material impact on the Company’s consolidated financial statements.
In November 2018, the FASB issued ASU No. 2018-18,
Collaborative Arrangements
, which clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and precludes recognizing as revenue consideration received from a collaborative arrangement participant if the participant is not a customer. The Company adopted this standard as of January 1, 2021 which did not have a material impact on its consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU No. 2019-12,
Simplifying the Accounting for Income Taxes
(Topic 740), which removes certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard but does not expect the adoption will have a material impact on its consolidated financial statements and related disclosures.
In March 2020, the Financial Accounting Standards Board issued ASU
No. 2020-03,
Codification Improvements to Financial Instruments
. This standard improves and clarifies various financial instruments topics and includes seven different issues that describe the areas of improvement and the related amendments to GAAP that are intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. This ASU is effective January 1, 2023 with early adoption permitted. The Company is currently evaluating the impact of this standard.
In August 2020, the FASB issued ASU No. 2020-06,
Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This standard is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements
, which moves all disclosure guidance to the appropriate codification section and makes other improvements and technical corrections. The standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In November 2021, the FASB issued ASU 2021-10,
Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance, which seeks to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’ accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Diversity currently exists in the recognition, measurement, presentation, and disclosure of government assistance received by business entities because of the lack of specific authoritative guidance in U.S. GAAP. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021. Early application of the amendments is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In May 2021, the FASB issued ASU 2021-04
Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 370-50), Compensation-Stock Compensation (Topic 718),and Derivatives and
Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40); Issuer’s Accounting for Certain Modifications or

Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
, which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for all entities for fiscal years beginning after December 15, 2021. Adoption of this standard will not have a material impact on the Company’s consolidated financial statements.